INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF CURRENT INCOME TAX EXPENSES
	2023	2024	2025
	S$	S$	S$

Current tax liability	653	-	-

SCHEDULE OF INCOME TAX EXPENSES

The tax on the Group’s loss before tax differs from the theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	2023	2024	2025
	S$	S$	S$

Loss before income tax	(4,132,517)	(2,521,861)	(3,996,336)

Tax calculated at tax rate of 17%	(702,528)	(428,716)	(679,377)
Effects of:
- different tax rates in other countries	(7,207)	(60,181)	(73,309)
- deferred tax assets not recognized	462,910	494,975	678,609
- expenses not deductible for tax purposes	247,290	36,625	117,938
- income not subject to tax	(465)	(42,703)	(59,112)
- timing differences arising from revenue recognition	-	-	15,251
- under provision of prior year tax	653	-	-
Income tax expenses	653	-	-

SCHEDULE OF UNUTILIZED TAX LOSSES

	2023	2024	2025
	S$	S$	S$

Unutilized tax losses
At beginning of year	4,501,000	6,785,000	8,829,000
Addition	2,517,000	2,240,000	3,412,000
(Over)/Under-provision in respect of prior years	(233,000)	(196,000)	172,000
At end of year	6,785,000	8,829,000	12,413,000

Unabsorbed capital allowance
At beginning of year	1,218,000	1,145,000	1,404,000
Addition	206,000	241,000	332,000
(Over)/Under-provision in respect of prior years	(279,000)	18,000	2,000
At end of year	1,145,000	1,404,000	1,738,000

Total	7,930,000	10,233,000	14,151,000

Unrecorded approximate deferred tax benefits @ 17%	1,348,000	1,740,000	2,406,000